Share Capital and Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital and Share-Based Payments [Abstract]
Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments
The following table summarizes the changes in the Company's equity-settled RSUs and pRSUs outstanding during the years ended December 31, 2021 and 2020:

	Number of RSUs	Number of pRSUs
Outstanding – December 31, 2019	803,047	1,112,378
Granted	375,017	213,600
Settled	(463,608)	(179,938)
Forfeited	(4,750)	(740)
Outstanding – December 31, 2020	709,706	1,145,300
Granted	603,607	421,155
Settled	(428,065)	(295,200)
Forfeited	(41,936)	(1,100)
Outstanding – December 31, 2021	843,312	1,270,155
The following table summarizes the changes in the Company's cash-settled RSUs and pRSUs outstanding during the years ended December 31, 2021 and 2020:

	Number of RSUs	Number of pRSUs
Outstanding – December 31, 2019	168,800	—
Granted	78,900	—
Settled	(65,900)	—
Forfeited	(37,000)	—
Outstanding – December 31, 2020	144,800	—
Granted	67,800	7,700
Settled	(105,350)	—
Forfeited	—	—
Outstanding – December 31, 2021	107,250	7,700

Number of PSUs
Outstanding – December 31, 2019	—
Issued in Leagold Acquisition (note 5(e))	369,915
Settled	(72,533)
Forfeited	(14,506)
Outstanding – December 31, 2020	282,876
Settled	(249,028)
Forfeited	(33,848)
Outstanding – December 31, 2021	—
The following table summarizes the changes in the Company's DSUs outstanding during the years ended December 31, 2021 and 2020:

Number of DSUs
Outstanding – December 31, 2019	—
Issued in Leagold Acquisition	319,286
Granted	8,266
Redeemed	(202,115)
Outstanding – December 31, 2020	125,437
Granted	51,046
Outstanding – December 31, 2021	176,483

Disclosure of Number and Weighted Average Exercise Prices of Share Options
The following table summarizes the changes in the Company's outstanding stock options during the years ended December 31, 2021 and 2020:

	Number of options	Weighted average exercise price (C$)
Outstanding – December 31, 2019	2,675,113	$5.99
Issued in Leagold Acquisition (note 5(e))	5,728,647	7.77
Granted	156,200	11.80
Exercised	(5,559,803)	7.38
Expired/forfeited	(81,087)	8.52
Outstanding – December 31, 2020	2,919,070	$7.09
Issued in Premier Acquisition (note 5(a))	2,813,747	7.27
Exercised	(1,833,661)	5.77
Expired/forfeited	(315,713)	15.04
Outstanding – December 31, 2021	3,583,443	$7.14

Fair Value Measurement Weighted Average Inputs	The fair value of stock options granted during the year ended December 31, 2020 was estimated using the Black-Scholes option pricing model with the following weighted average inputs:

2020
Exercise price and share price (C$)	$11.80
Risk-free interest rate	0.4%
Expected volatility	65.2%
Expected dividend yield	0.0%
Expected life	5.0 years

Disclosure of Range of Exercise Prices of Outstanding Share Options
The following table summarizes information about the Company's outstanding and exercisable stock options at December 31, 2021:

	Options Outstanding			Options Exercisable
Range of exercise price (C$)	Number of options	Weighted average exercise price (C$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (C$)
$1.89 - $2.99	33,100	$1.89	4.53	33,100	$1.89
$3.00 - $4.99	493,380	4.56	3.18	493,380	4.56
$5.00 - $6.99	1,575,999	5.50	1.50	1,575,999	5.50
$7.00 - $8.99	640,284	8.61	0.34	640,284	8.61
$9.00 - $17.15	840,680	10.80	1.17	765,030	10.70
	3,583,443	$7.14	1.47	3,507,793	$7.04

Summary of Share Based Compensation
The following table summarizes the Company's share-based compensation recognized during the years ended December 31, 2021 and 2020:

	2021	2020
Stock options	$1,676	$618
RSUs and pRSUs	6,640	3,320
PSUs	(224)	3,882
DSUs	(492)	320
Total share-based compensation	$7,600	$8,140

Recognized in the consolidated financial statements as follows:
Equity-settled:
General and administration expense	$6,773	$4,449
Operating expense	927	376
Capitalized within construction-in-progress	273	—
Cash-settled:
General and administration (recovery) expense	(691)	2,302
Operating expense	290	708
Exploration expense	28	305
Total share-based compensation	$7,600	$8,140